Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of (Provision for) Benefit from Income Taxes
The components of the income tax expense are as follows:

Year ended December 31 (€, in millions)	2018	2019	2020
Netherlands	2,602.0	2,441.2	3,574.6
Foreign	335.0	324.6	442.0
Income before income taxes	2,937.0	2,765.8	4,016.6

Income tax expense current	(433.5)	(305.5)	(407.7)
Income tax expense deferred	9.7	74.8	1.4
Income tax expense Netherlands	(423.8)	(230.7)	(406.3)

Income tax expense current	(210.1)	(118.4)	(375.3)
Income tax expense deferred	282.3	157.4	230.1
Income tax expense Foreign	72.2	39.0	(145.2)

Total income tax expense current	(643.5)	(423.9)	(783.0)
Total income tax expense deferred	291.9	232.2	231.5
Total income tax expense	(351.6)	(191.7)	(551.5)

Reconciliation Between (Provision for) Benefit from Income Taxes
The reconciliation of the income tax expense is as follows:

Year ended December 31 (€, in millions)	2018%[1]		2019%[1]		2020%[1]
Income before income taxes	2,937.0	100.0%	2,765.8	100.0%	4,016.6	100.0%
Income tax expense based on ASML’s domestic rate	(734.3)	25.0%	(691.4)	25.0%	(1,004.1)	25.0%
Effects of tax rates in foreign jurisdictions	15.4	(0.5)%	5.0	(0.2)%	0.9	—%
Adjustments in respect of tax exempt income	6.2	(0.2)%	7.2	(0.3)%	0.2	—%
Adjustments in respect of tax incentives	311.8	(10.6)%	351.0	(12.7)%	510.4	(12.7)%
Adjustments in respect of prior years’ current taxes	(1.2)	—%	46.7	(1.7)%	(39.3)	1.0%
Adjustments in respect of prior years’ deferred taxes	3.3	(0.1)%	9.8	(0.4)%	27.0	(0.7)%
Movements in the liability for unrecognized tax benefits	(57.2)	1.9%	(16.9)	0.6%	(41.0)	1.0%
Tax effects in respect to HMI restructuring	115.3	(3.9)%	89.8	(3.2)%	—	—%
Change in valuation allowance	(28.5)	1.0%	7.6	(0.3)%	(56.9)	1.4%
Equity method investments	(14.5)	0.5%	(19.7)	0.7%	(20.9)	0.5%
Effect of change in tax rates	—	—%	—	—%	15.0	(0.4)%
Other (credits) and non tax deductible items	32.1	(1.1)%	19.2	(0.7)%	57.2	(1.4)%
Income tax expense	(351.6)	12.0%	(191.7)	6.8%	(551.5)	13.7%
1.As a percentage of income before income taxes.
Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets
The liability for unrecognized tax benefits (including accrued interest and penalties) and total deferred tax position recorded on the Consolidated Balance Sheets is as follows:

Year ended December 31 (€, in millions)	2019	2020
Liability for unrecognized tax benefits	(227.1)	(200.4)
Deferred tax assets	445.3	671.5
Deferred tax liabilities	(7.3)	(37.9)
Deferred and other tax assets (liabilities)	210.9	433.2

Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits (excluding interest and penalties) is as follows:

Year ended December 31 (€, in millions)	2019	2020
Balance, January	(140.4)	(150.7)
Gross presentation for different tax jurisdictions	—	(27.3)
Gross increases – tax positions in prior period	(21.3)	(66.6)
Gross decreases – tax positions in prior period	2.2	0.5
Gross increases – tax positions in current period	(18.9)	(21.6)
Settlements	—	106.6
Lapse of statute of limitations	28.7	14.5
Effect of changes in exchange rates	(1.0)	6.6
Total liability for unrecognized tax benefits	(150.7)	(138.0)
Balance of accrued interest and penalties	(76.4)	(62.4)
Total liabilities for unrecognized tax benefits including interest and penalties	(227.1)	(200.4)

Summary of Income Tax Examinations	The years for which tax returns are still open for examination for respective jurisdictions are as follows:

Country	Years
Netherlands	2016-2020
US	2016-2020
Taiwan	2016-2020
South Korea	2016-2020
China	2011-2020

Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets
The composition of total deferred tax assets and liabilities reconciled to the classification in the Consolidated Balance Sheets is:

Deferred taxes (€, in millions)	January 1, 2020	Acquisitions through business combinations	Consolidated Statements of Operations	Income tax recognized in Other Comprehensive Income	Effect of changes in exchange rates	December 31, 2020
Deferred tax assets:
Capitalized R&D expenditures	192.9	—	117.3	—	(23.1)	287.1
R&D & other credit carry forwards	60.8	—	63.7	—	(7.3)	117.2
Inventories	49.3	—	(9.0)	—	(3.1)	37.2
Deferred revenue	56.8	—	70.8	—	(2.4)	125.2
Accrued and other liabilities	73.4	3.8	15.9	—	(5.3)	87.8
Installation and warranty reserve	12.3	—	5.4	—	(1.3)	16.4
Tax effect carry-forward losses	12.5	—	15.3	—	(0.7)	27.1
Property, plant and equipment	32.8	0.8	(7.0)	—	0.3	26.9
Lease liabilities	8.1	—	(1.6)	—	—	6.5
Intangible fixed assets	129.8	—	13.7	—	—	143.5
Share-based payments	8.5	—	(0.6)	—	(0.7)	7.2
Other temporary differences	20.3		1.9	0.6	1.1	23.9
Total deferred tax assets, gross	657.5	4.6	285.8	0.6	(42.5)	906.0
Valuation allowance [1]	(73.6)	—	(56.9)	—	8.0	(122.5)
Total deferred tax assets, net	583.9	4.6	228.9	0.6	(34.5)	783.5
Deferred tax liabilities:
Intangible fixed assets	(104.2)	(8.9)	11.0	—	8.2	(93.9)
Goodwill	(6.6)	—	(9.0)	—	—	(15.6)
Right-of-use assets	(8.1)	—	1.6	—	—	(6.5)
Property, plant and equipment	(15.3)	(1.9)	10.9	—	0.9	(5.4)
Deferred revenue	(13.1)	—	(5.1)	—	—	(18.2)
Borrowing costs long-term debt	(1.5)	—	(0.1)	—	—	(1.6)
Other temporary differences	2.9	(5.7)	(6.7)	—	0.8	(8.7)
Total deferred tax liabilities	(145.9)	(16.5)	2.6	—	9.9	(149.9)
Net deferred tax assets (liabilities)	438.0	(11.9)	231.5	0.6	(24.6)	633.6
Classified as:
Deferred tax assets – non-current	445.3					671.5
Deferred tax liabilities – non-current	(7.3)					(37.9)
Net deferred tax assets (liabilities)	438.0					633.6
1.The valuation allowance disclosed above relates to R&D and other credits and Tax effect carry-forward losses that may not be realized.

Deferred taxes (€, in millions)	January 1, 2019	Acquisitions through business combinations	Other	Consolidated Statements of Operations	Income tax recognized in Other Comprehensive Income	Effect of changes in exchange rates	December 31, 2019
Deferred tax assets:
Capitalized R&D expenditures	1.7	—	—	189.0	—	2.2	192.9
R&D & other credit carry forwards	70.5	—	—	(11.1)	—	1.4	60.8
Inventories	52.9	—	—	(0.2)	—	(3.4)	49.3
Deferred revenue	150.3	—	—	(92.4)	—	(1.1)	56.8
Accrued and other liabilities	40.5	—	—	31.4	—	1.5	73.4
Installation and warranty reserve	13.3	—	—	(1.3)	—	0.3	12.3
Tax effect carry-forward losses	8.5	—	—	3.4	—	0.6	12.5
Property, plant and equipment	19.4	—	—	9.0	—	4.4	32.8
Lease liabilities	—	—	—	8.1	—	—	8.1
Intangible fixed assets	48.7	—	—	81.1	—	—	129.8
Share-based payments	7.7	—	—	0.6	—	0.2	8.5
Other temporary differences	21.7	—	—	(5.4)	6.1	(2.1)	20.3
Total deferred tax assets, gross	435.2	—	—	212.2	6.1	4.0	657.5
Valuation allowance [1]	(79.2)	—	—	7.6	—	(2.0)	(73.6)
Total deferred tax assets, net	356.0	—	—	219.8	6.1	2.0	583.9
Deferred tax liabilities:
Intangible fixed assets	(119.8)	—	—	17.9	—	(2.3)	(104.2)
Goodwill	—	—	—	(6.6)	—	—	(6.6)
Right-of-use assets	—	—	—	(8.1)	—	—	(8.1)
Property, plant and equipment	(25.7)	—	—	9.8	—	0.6	(15.3)
Deferred revenue	(0.1)	—	—	(13.0)	—	—	(13.1)
Borrowing costs long-term debt	(1.5)	—	—	—	—	—	(1.5)
Other temporary differences	(15.1)	—	7.4	12.4	—	(1.8)	2.9
Total deferred tax liabilities	(162.2)	—	7.4	12.4	—	(3.5)	(145.9)
Net deferred tax assets (liabilities)	193.8	—	7.4	232.2	6.1	(1.5)	438.0
Classified as:
Deferred tax assets – non-current	236.3						445.3
Deferred tax liabilities – non-current	(42.5)						(7.3)
Net deferred tax assets (liabilities)	193.8						438.0
1.The valuation allowance disclosed above relates to R&D and other credits and Tax effect carry-forward losses that may not be realized.